Warrants (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Warrants [Abstract]
Summary of Warrant Related Activity
					Weighted
		Number of Warrants		Number of Warrants	Remaining Contractual
	Exercise	Outstanding at		Outstanding at	Term (Years) at
Series	Price	March 31, 2012	Issued	September 30, 2012	September 30, 2012

A	$1.25	1,174,785	-	1,174,785	1.1
B	2.00	2,520,000	-	2,520,000	4.5
C	3.00	2,520,000	-	2,520,000	6.5
		6,214,785	-	6,214,785	4.7

					Weighted
					Average
		Number of Warrants		Number of Warrants	Remaining Contractual
	Exercise	Outstanding at		Outstanding at	Term (Years) at
Series	Price	March 31, 2011	Issued	March 31, 2012	March 31, 2012

A	$1.25	-	1,174,785	1,174,785	1.6
B	2.00	-	2,520,000	2,520,000	5.0
C	3.00	-	2,520,000	2,520,000	7.0
		-	6,214,785	6,214,785	5.2